Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 216,713	$ 270,555	$ 361,745
Accounts receivable, net	404,862	350,013
Accounts receivable, net		499,576	433,947
Tooling receivable	133,124	116,947
Inventories, net	162,920	143,253	139,726
Prepaid expenses	27,481	21,902	26,295
Other	83,261	87,802
Other		55,186	43,808
Total current assets	1,028,361	990,472	1,005,521
Property, plant and equipment, net	624,708	628,608	619,717
Goodwill	133,242	133,716	136,406
Intangibles, net	113,151	116,724	131,691
Deferred tax assets	69,960	72,718	31,968
Other assets	86,044	83,739	78,485
Total assets	2,055,466	2,025,977	2,003,788
Current liabilities:
Debt payable within one year	34,880	32,556	33,093
Accounts payable	281,017	271,355	256,671
Payroll liabilities	116,315	102,857	84,591
Accrued liabilities	89,948	80,148	108,628
Total current liabilities	522,160	486,916	482,983
Long-term debt	450,784	450,809	455,559
Pension benefits	197,409	201,104	192,124
Postretirement benefits other than pensions	67,965	69,142	68,242
Deferred tax liabilities	9,052	10,801	18,803
Other liabilities	42,447	42,131	44,614
Total liabilities	1,289,817	1,260,903	1,262,325
Redeemable noncontrolling interests	13,463	14,194	14,344
Cumulative participating convertible preferred stock, value	121,997	121,649	125,916
Equity:
Common stock, value	16	16	17
Additional paid-in capital	466,903	471,851	485,637
Retained earnings	216,647	201,907	124,674
Accumulated other comprehensive loss	(53,248)	(45,448)	(12,469)
Total Cooper-Standard Holdings Inc. equity	630,318	628,326	597,859
Noncontrolling interests	(129)	905	3,344
Total equity	630,189	629,231	601,203
Total liabilities and equity	$ 2,055,466	$ 2,025,977	$ 2,003,788